Accounting Policies (Details) - Schedule of estimated useful life of intangible assets	12 Months Ended
Dec. 31, 2020
Domain Names [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	5 years
Platform Development and Computer Software [Member]
Accounting Policies (Details) - Schedule of estimated useful life of intangible assets [Line Items]
Estimated useful lives of intangible assets	3 years